Income tax and social contribution (Tables)	12 Months Ended
Dec. 31, 2020
Major components of tax expense (income) [abstract]
Schedule of Breakdown of Deferred Income Tax and Social Contribution	Reconciliation of deferred tax assets (liabilities)

Description	December 31, 2019	Statement of operations	December 31, 2020

Temporary differences

Fair value of TAP Bonds	(243,288)	217,156	(26,132)
Financial instruments	(201,738)	79,778	(121,960)
Deferred revenue – TudoAzul Program	(148,963)	31,423	(117,540)
Depreciation of aircraft and engines	(48,899)	(4,283)	(53,182)
Foreing exchanges variations	(16,498)	16,498	—
Fair value of other investments	(21,963)	21,963	—
Active temporary difference (*)	421,563	(102,749)	318,814
	(259,786)	259,786	—
Tax loss and CSSL negative base
Tax loss	12,699	(12,699)	—
Negative social contribution base	4,571	(4,571)	—
	17,270	(17,270)	—
Total	(242,516)	242,516	—

(*)	Deferred taxes assets recognized up in the limit of the deferred taxes liabilities recognized.

Schedule of Income Tax and Social Contribution	Reconciliation of the effective income tax rate

	Years ended December 31,
Description	2020	2019	2018

Profit (loss) before income tax and social contribution	(11,077,214)	(2,536,265)	(452,926)
Combined nominal tax rate	34%	34%	34%
Taxes calculated at nominal rates	3,766,253	862,330	153,995

Adjustments to determine the effective rate
Profits from investments not taxed abroad	—	(10,341)	3,050
(Unrecorded) benefit on tax loss carryforwards	(3,257,190)	(880,375)	(400,187)
Offset against PERT (a)	—	84,711	—
Permanent differences	(244,011)	76,958	65,971
Other	(22,547)	(104)	(5,634)
	242,505	133,179	(182,805)

Current income tax and social contribution	(11)	(2,228)	(11,224)
Deferred income tax and social contribution	242,516	135,407	(171,581)
Income tax and social contribution credit (expense)	242,505	133,179	(182,805)

Effective rate	2%	5%	(40)%

(a)	Tax Recovery Program (“PERT”)

Schedule of Income Tax Losses Offsetting Against Future Taxable Profits
The Company has tax losses that are available indefinitely to offset 30% of future taxable profits, as follows:

	December 31,
Description	2020	2019	2018

Tax loss carryfowards – net	5,751,867	1,971,779	1,829,244
Income tax loss carryforwards (25%)	1,437,967	492,945	457,311
Social contribution on tax loss carryforwards (9%)	517,668	177,460	164,632